UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.6% (1.1% of Total Investments)

$1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Medical	11/14 at 100.00	Baa1	$1,733,095
	Center, Series 2004C, 5.250%, 11/15/29

8,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 - FGIC	3/14 at 100.00	Aaa	8,749,887
	Insured

	Arizona - 0.9% (0.6% of Total Investments)

2,850	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Place	1/07 at 102.00	AAA	3,093,419
	Five and The Greenery Apartments, Series 1996A, 6.625%, 1/01/27

2,480	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	1/06 at 101.00	AAA	2,563,080
	Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

	Arkansas - 0.2% (0.1% of Total Investments)

1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series	2/15 at 100.00	BBB	1,005,560
	2005B, 5.000%, 2/01/25 (WI, settling 8/17/05)

	California - 14.0% (9.1% of Total Investments)

3,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	3,091,410
	Series 2005, 4.750%, 10/01/28 (WI, settling 8/03/05)

	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University,
	Series 2001A:
3,255	0.000%, 10/01/23 - MBIA Insured	No Opt. Call	Aaa	1,396,818
5,890	0.000%, 10/01/24 - MBIA Insured	No Opt. Call	Aaa	2,399,115
7,615	0.000%, 10/01/25 - MBIA Insured	No Opt. Call	Aaa	2,942,360

	California, General Obligation Bonds, Series 2004:
5,000	5.000%, 4/01/10	No Opt. Call	A	5,347,150
8,000	5.125%, 2/01/25	2/14 at 100.00	A	8,498,240

5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,044,316
	12/01/21 - AMBAC Insured

2,890	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	3,092,647
	Series 2005AD, 5.000%, 12/01/22 - FSA Insured

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15	5/12 at 101.00	A2	4,581,080
5,500	5.375%, 5/01/21	5/12 at 101.00	A2	5,956,665

2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	2,789,100

1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	2,032,031
	Series 1996A, 5.300%, 7/01/21

30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	No Opt. Call	AAA	15,565,800
	0.000%, 1/01/21

3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,129,450
	Revenue Bonds, Series 2005A, 5.000%, 6/01/29 (WI, settling 8/04/05) - AMBAC Insured

2,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1, 5.000%,	7/15 at 100.00	AAA	2,704,075
	7/01/19 - FGIC Insured
2,790	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	2,977,683
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/24 - AMBAC Insured

2,500	Oakland Redevelopment Agency, California, Tax Allocation Bonds, Central District Redevelopment	9/15 at 100.00	AAA	2,659,825
	Project, Series 2005, 5.000%, 9/01/22 - AMBAC Insured

2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,343,499
	Project, Series 2004A, 5.000%, 9/01/20 - XLCA Insured

1,655	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and Regional	2/15 at 100.00	AAA	1,747,912
	System, Series 2005, 5.000%, 2/01/23 - AMBAC Insured

960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	1/06 at 101.00	AAA	990,115
	7/01/25 - FSA Insured

6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/14 at 100.00	AAA	6,555,360
	Series 2004A, 5.250%, 8/01/19 - MBIA Insured

2,000	Sonoma County Junior College District, California, General Obligation Bonds, Series 2003A, 5.000%,	8/13 at 100.00	AAA	2,104,360
	8/01/27 - FSA Insured

	Colorado - 0.7% (0.4% of Total Investments)

1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series 2004,	12/14 at 100.00	AAA	1,821,040
	5.000%, 12/01/22 - FGIC Insured

215	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1995D, 7.375%,	12/05 at 105.00	Aa2	217,774
	6/01/26 (Alternative Minimum Tax)

400	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	467,616
	(Alternative Minimum Tax)

1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/07 at 102.00	BB	1,700,153
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

	Connecticut - 2.4% (1.6% of Total Investments)

3,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	3,272,486
	6.250%, 11/15/18

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B:
8,310	5.000%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	8,871,424
3,000	5.000%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	3,187,260

	District of Columbia - 1.8% (1.2% of Total Investments)

	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 - MBIA Insured	4/11 at 39.61	AAA	3,553,152
13,780	0.000%, 4/01/28 - MBIA Insured	4/11 at 37.21	AAA	3,916,138
15,855	0.000%, 4/01/29 - MBIA Insured	4/11 at 35.07	AAA	4,239,310

	Florida - 3.4% (2.2% of Total Investments)

1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment	5/12 at 102.00	AA	1,849,634
	Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

5,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 (Alternative Minimum	10/06 at 102.00	AAA	5,237,500
	Tax) - MBIA Insured

2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	A3	2,564,875
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19

760	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	795,826
	1/01/22 (Alternative Minimum Tax)- FSA Insured

3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	4,041,756
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

1,645	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,	4/14 at 100.00	AAA	1,746,497
	Series 2004A, 5.000%, 4/01/25 - AMBAC Insured
	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,445	5.000%, 12/01/22 - FSA Insured	12/14 at 100.00	Aaa	2,617,128
2,650	5.000%, 12/01/23 - FSA Insured	12/14 at 100.00	Aaa	2,830,174

	Georgia - 1.9% (1.3% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A-	527,145
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
1,745	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/24 - MBIA Insured	5/14 at 100.00	AAA	1,856,139
150	Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed Securities Program Single Family	9/06 at 102.00	AAA	154,967
	Mortgage Revenue Refunding Bonds, Series 1996A, 6.200%, 9/01/27 (Alternative Minimum Tax)
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
10	5.250%, 11/01/15 (Pre-refunded to 11/01/13) - MBIA Insured	11/13 at 100.00	AAA	11,155
3,405	5.250%, 11/01/15 - MBIA Insured	11/13 at 100.00	AAA	3,772,195
3,365	5.000%, 11/01/18 - MBIA Insured	11/13 at 100.00	AAA	3,637,733
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer	12/14 at 100.00	AAA	2,371,424
	Research Center Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

	Idaho - 1.4% (0.9% of Total Investments)
435	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	1/06 at 102.00	Aaa	439,254
	(Alternative Minimum Tax)
3,185	Idaho Housing Agency, FHA-Insured Mortgage Revenue Bonds, Park Place Project, Series 1995A,	12/05 at 102.00	Aa2	3,251,598
	6.500%, 12/01/36 (Alternative Minimum Tax)
3,160	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,587,896
	Project, Series 2002A-1, 7.250%, 3/20/37
455	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%, 7/01/26	7/06 at 102.00	Aaa	460,637
	(Alternative Minimum Tax)
595	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22	1/10 at 100.00	Aa2	627,648
	(Alternative Minimum Tax)
720	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20	7/10 at 100.00	Aaa	726,610
	(Alternative Minimum Tax)

	Illinois - 16.1% (10.3% of Total Investments)
11,200	Chicago, Illinois, General Obligation Bonds, Series 1995A-1, 5.125%, 1/01/25 - AMBAC Insured	1/06 at 102.00	AAA	11,503,072
1,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998, 5.250%, 1/01/20 - FGIC Insured	7/08 at 102.00	AAA	1,068,860
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	9,301,274
	Series 1999, 0.000%, 1/01/25 - FGIC Insured
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	2,507,650
	Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle Shores	6/09 at 102.00	Aaa	1,230,777
	Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
3,465	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/07 at 102.00	N/R	3,571,098
	1996B, 7.250%, 1/01/14
3,530	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal Redevelopment	1/07 at 102.00	N/R	3,660,045
	Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aaa	2,425,348
	Bonds, Series 2001, 0.000%, 12/01/20 - FGIC Insured
6,190	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Aaa	3,085,901
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured
2,665	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003, 5.250%,	No Opt. Call	AAA	2,975,259
	10/01/15
2,780	East Saint Louis, Illinois, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Dawson	1/06 at 100.00	AAA	2,783,642
	Manor Apartments, Series 1994A, 6.500%, 7/01/24 - MBIA Insured

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,156,000
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,737,533

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A:
1,000	5.000%, 7/01/24	7/14 at 100.00	Aa1	1,053,280
1,000	5.000%, 7/01/25	7/14 at 100.00	Aa1	1,051,760

3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	A+	3,438,630
	Series 1993C, 6.000%, 4/01/18

3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%,	7/13 at 100.00	A-	3,252,270
	7/01/33

	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
790	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	809,079
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,290,505

11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 - FGIC	No Opt. Call	AAA	13,738,010
	Insured

2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 - FGIC	2/12 at 100.00	AAA	2,204,640
	Insured

4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	4,544,771
	School Refunding Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured

	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding
	Bonds, Series 2001B:
3,230	0.000%, 11/01/19 - FSA Insured	No Opt. Call	Aaa	1,699,432
1,740	0.000%, 11/01/21 - FSA Insured	No Opt. Call	Aaa	825,508

17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General	No Opt. Call	Aaa	8,394,671
	Obligation Bonds, Series 2003, 0.000%, 1/01/22 - FGIC Insured

4,505	McHenry County Community Consolidated School District 47, Crystal Lake, Illinois, General	2/09 at 100.00	Aaa	4,846,659
	Obligation Refunding Bonds, Series 1999, 5.750%, 2/01/19 - FSA Insured

2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation School	No Opt. Call	Aaa	1,431,575
	Bonds, Series 2001, 0.000%, 1/01/21 - FGIC Insured

2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,655,037
	Project, Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 3.5% (2.3% of Total Investments)

1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20 - FGIC	1/12 at 100.00	AAA	1,113,780
	Insured

6,031	Greenfield, Indiana, GNMA Multifamily Housing Revenue Bonds, Pedcor Investments Project, Series	12/05 at 105.00	Aaa	6,280,864
	1996A, 6.200%, 12/01/28 (Alternative Minimum Tax)

3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AAA	3,911,390
	2000A, 6.125%, 2/01/25 - AMBAC Insured

	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
805	5.375%, 12/01/25 (Pre-refunded to 12/01/10)	12/10 at 100.00	Aa2***	887,279
4,195	5.375%, 12/01/25	12/10 at 100.00	Aa2	4,534,501

	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 - AMBAC Insured	8/14 at 100.00	AAA	2,912,498
1,600	5.000%, 8/01/24 - AMBAC Insured	8/14 at 100.00	AAA	1,688,400

1,000	Shelbyville Elementary School Building Corporation, Shelby County, Indiana, First Mortgage Bonds,	7/11 at 100.00	AAA	1,058,990
	Series 2001, 5.000%, 7/05/18 - FSA Insured

	Iowa - 2.0% (1.3% of Total Investments)

8,000	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,610,480
	5.125%, 1/01/28 (Pre-refunded to 7/01/08) - MBIA Insured
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,160,700
	7/01/25

2,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,	6/11 at 101.00	BBB	2,051,140
	5.300%, 6/01/25

	Kansas - 0.2% (0.1% of Total Investments)

1,000	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2005, 5.000%,	3/15 at 100.00	Aaa	1,070,320
	3/01/23 - MBIA Insured

160	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	160,981
	Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

	Louisiana - 2.2% (1.4% of Total Investments)

805	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	8/05 at 102.00	AAA	821,905
	Bonds, Series 1995B, 6.125%, 8/01/28

3,510	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/05 at 102.00	Aaa	3,587,852
	Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28 (Alternative Minimum Tax)

3,230	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,523,026
	Bonds, Series 2002, 5.250%, 12/01/21 - AMBAC Insured

2,440	New Orleans Home Mortgage Authority, Louisiana, GNMA/FNMA Single Family Mortgage Revenue Bonds,	12/05 at 101.50	Aaa	2,491,020
	Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)

3,460	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	3,598,331
	11/01/15 - FSA Insured

	Maryland - 0.2% (0.2% of Total Investments)

1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	1,486,410
	System, Series 2004A, 5.250%, 7/01/19

	Massachusetts - 6.0% (3.9% of Total Investments)

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	12,541,254
1,850	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	2,035,204

1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,052,570
	5.700%, 10/01/34

2,700	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	2,993,706
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,876,720
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 - FGIC Insured

9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	AA	9,929,644
	Series 2001E, 5.700%, 10/01/25 - RAAI Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	2,489,175
4,000	5.250%, 1/01/24 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	4,425,200

	Michigan - 3.3% (2.2% of Total Investments)

	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation
	Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	3,690,358
7,955	0.000%, 12/01/22	No Opt. Call	AAA	3,627,798
8,260	0.000%, 12/01/23	No Opt. Call	AAA	3,574,432
8,575	0.000%, 12/01/24	No Opt. Call	AAA	3,511,720

1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,292,040
	6.000%, 7/01/35

2,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/05 at 100.00	BB-	2,000,100
	Obligated Group, Series 1993A, 6.375%, 8/15/09
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003, 5.000%,	5/13 at 100.00	AA	3,477,024
	5/01/22

	Minnesota - 5.3% (3.4% of Total Investments)
6,995	Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds, Champlin Shores Senior Living	6/12 at 105.00	Aaa	7,027,946
	Center, Series 2002A, 3.000%, 12/20/43
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	8,288,863
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners
	Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	BBB+	1,112,530
1,050	5.875%, 12/01/29	12/13 at 100.00	BBB+	1,137,696
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,191,610
	Bonds, Series 2001C, 5.250%, 1/01/26 - FGIC Insured
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	2,553,288
	2001A, 5.250%, 1/01/25 - FGIC Insured
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,083,150
1,165	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	1,202,921
	7/01/30 (Alternative Minimum Tax)
365	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 - MBIA	8/05 at 102.00	AAA	371,599
	Insured
875	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	1/06 at 102.00	AA+	897,076
	(Alternative Minimum Tax)
1,515	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2, 6.050%,	1/11 at 101.00	AA+	1,571,585
	7/01/31 (Alternative Minimum Tax)
1,375	Minnesota Higher Education Facilities Authority, St. John's University Revenue Bonds, Series	10/15 at 100.00	A2	1,450,928
	2005-6G, 5.000%, 10/01/22 (WI, settling 8/18/05)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	A-	1,732,995
	7/01/25
2,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	1/06 at 100.00	AAA	2,006,700
	5.750%, 1/01/11

	Mississippi - 0.4% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,552,393
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 6.8% (4.4% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services -	2/14 at 100.00	N/R	2,078,520
	Heisinger Project, Series 2004, 5.250%, 2/01/24
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health	2/15 at 102.00	BBB+	3,066,265
	System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.250%,	9/12 at 100.00	AAA	9,812,790
	9/01/17 - FGIC Insured
6,445	Missouri, Water Pollution Control Revenue Refunding Bonds, Series 2002B, 5.000%, 10/01/18	10/12 at 100.00	AAA	6,979,677
4,095	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%,	10/12 at 100.00	AAA	4,400,241
	10/01/18
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series
	2001A:
2,500	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	2,697,250
2,000	5.250%, 6/01/28 (Pre-refunded to 6/01/11) - AMBAC Insured	6/11 at 101.00	AAA	2,204,300
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,633,525
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/14 at 100.00	BBB+	1,247,856
	Series 2003, 5.125%, 2/15/18
5,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center	12/05 at 100.00	N/R	5,528,050
	Multipurpose Arena, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)
2,200	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.125%,	7/11 at 100.00	AAA	2,310,000
	7/01/22 - MBIA Insured

	Nebraska - 0.3% (0.2% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,606,534
	4/01/23 - FSA Insured

	Nevada - 5.4% (3.5% of Total Investments)
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 -	7/14 at 100.00	AAA	4,250,800
	FGIC Insured
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	6,134,529
	5.000%, 7/01/23 - AMBAC Insured
4,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1992A,	12/05 at 100.00	AAA	4,052,040
	6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,656,910
	(Pre-refunded to 6/15/12) - MBIA Insured
7,315	Washoe County School District, Nevada, General Obligation Bonds, Series 2002B, 5.500%, 6/01/17 -	No Opt. Call	AAA	8,397,181
	FGIC Insured

	New Jersey - 3.7% (2.4% of Total Investments)
5,615	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	6,100,641
	12/15/20 - FSA Insured
4,310	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	4,559,635
	5.650%, 5/01/40 (Alternative Minimum Tax) - AMBAC Insured
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	3,851,758
	6/15/22 (Pre-refunded to 6/15/13)
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	4,280,400
1,000	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Series 1997,	7/07 at 100.00	AAA	1,054,560
	5.750%, 7/15/21 (Pre-refunded to 7/15/07) - FGIC Insured
3,435	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue Bonds,	6/08 at 101.00	AAA	3,602,388
	Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 (Alternative Minimum Tax) -
	AMBAC Insured

	New Mexico - 0.2% (0.1% of Total Investments)
1,005	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1995E-2,	1/06 at 102.00	AAA	1,025,954
	6.300%, 7/01/17 (Alternative Minimum Tax)

	New York - 19.7% (12.7% of Total Investments)
2,375	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	2,511,753
	5.125%, 12/01/22 - FSA Insured
12,020	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.250%, 4/15/27	4/07 at 101.00	Aaa	12,822,575
	(Pre-refunded to 4/15/07)
	New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
8,920	5.875%, 2/15/19 (Pre-refunded to 2/15/06)	2/06 at 101.50	A+***	9,207,938
80	5.875%, 2/15/19	2/06 at 101.50	A+	82,344
20	5.500%, 2/15/26	No Opt. Call	A+***	20,605
2,120	5.500%, 2/15/26	No Opt. Call	A+	2,186,483
	New York City, New York, General Obligation Bonds, Fiscal Series 1996F:
6,145	7.000%, 2/01/06	No Opt. Call	A+***	6,279,637
7,220	7.000%, 2/01/06	No Opt. Call	A+	7,371,981

11,130	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 5.875%, 3/15/18	3/06 at 101.50	A+***	11,517,435
	(Pre-refunded to 3/15/06)

4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	4,323,880

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2005O, 5.000%, 6/01/30	6/15 at 100.00	A+	3,661,770

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	A+	5,256,100

1,370	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/07 at 101.00	AAA	1,449,871
	Fiscal Series 1997B, 5.500%, 6/15/27 (Pre-refunded to 6/15/07) - MBIA Insured

4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	4/07 at 101.00	AAA	4,198,480
	History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2004B:
6,875	5.000%, 8/01/23	8/13 at 100.00	AAA	7,271,963
7,260	5.000%, 8/01/24	8/13 at 100.00	AAA	7,674,183

2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	2,655,575
	2004C, 5.000%, 2/01/22

1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	1,621,365
	Community Colleges, Series 2004B, 5.250%, 7/01/19

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series
	1999:
1,975	6.375%, 7/01/16 - RAAI Insured	7/09 at 101.00	AA	2,189,762
2,080	6.375%, 7/01/17 - RAAI Insured	7/09 at 101.00	AA	2,306,179

	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,511,860
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,518,659

6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	7,200,062
	LLC, Sixth Series 1997, 6.250%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

5,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	5,379,800
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/22 - MBIA Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA-	3,711,984
2,000	5.500%, 6/01/19	6/13 at 100.00	AA-	2,230,680

	North Carolina - 1.6% (1.0% of Total Investments)

2,550	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital	10/09 at 101.00	A-	2,648,762
	System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/19

2,480	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/07 at 105.00	AAA	2,652,806
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)

725	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%, 9/01/27	3/06 at 102.00	AA	751,107
	(Alternative Minimum Tax)

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,321,363
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,579,206

	North Dakota - 0.3% (0.2% of Total Investments)

1,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C, 6.150%,	7/10 at 100.00	Aa3	1,908,664
	7/01/31 (Alternative Minimum Tax)

	Ohio - 5.5% (3.5% of Total Investments)

3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,278,670
	5.250%, 12/01/24 - FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 - MBIA Insured	5/13 at 100.00	AAA	2,529,751
4,105	5.250%, 5/15/18 - MBIA Insured	5/13 at 100.00	AAA	4,445,469
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Courtyards of	1/08 at 102.00	Aa2	2,052,880
	Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
3,595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	3,827,525
	Hydroelectric Project - Joint Venture 5, Series 2004, 5.000%, 2/15/20 - AMBAC Insured
5,000	Ohio Water Development Authority, Collateralized Water Revenue Refunding Bonds, Dayton Power and	8/05 at 100.00	Baa1	5,106,000
	Light Company, Series 1992A, 6.400%, 8/15/27
6,450	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,522,111
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,700	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	6,970,278
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Oklahoma - 0.8% (0.5% of Total Investments)
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%, 6/01/31	6/11 at 102.00	AAA	5,266,500
	(Alternative Minimum Tax)

	Oregon - 1.7% (1.1% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health	10/14 at 100.00	AA	8,674,768
	System, Series 2004, 5.500%, 10/01/21
1,065	Oregon, General Obligation Veterans Welfare Bonds, Series 75, 6.000%, 4/01/27	10/05 at 102.00	AA-	1,088,302
995	Portland, Oregon, Limited Tax General Obligation and Improvement Bonds, Series 1996A, 5.550%,	6/06 at 100.00	Aa2	1,016,820
	6/01/16

	Pennsylvania - 1.2% (0.8% of Total Investments)
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds, Series	3/15 at 100.00	Aaa	1,761,090
	2005, 6.000%, 3/01/28 - FSA Insured
2,400	Beaver County Industrial Development Authority, Pennsylvania, Collateralized Pollution Control	8/05 at 102.00	A	2,448,744
	Revenue Refunding Bonds, Cleveland Electric Illuminating Company - Beaver Valley Project, Series
	1995A, 7.750%, 7/15/25 (Pre-refunded to 8/01/05) - ACA Insured (a)
1,355	Chester County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 11/15/23	5/15 at 100.00	Aa1	1,448,536
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	AAA	1,223,597
	1997B, 5.700%, 7/01/27 - AMBAC Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,059,710

	Rhode Island - 2.9% (1.9% of Total Investments)
1,055	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve Regina	3/12 at 101.00	AA	1,101,378
	University, Series 2002, 5.000%, 3/15/19 - RAAI Insured
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
10,000	6.000%, 6/01/23	6/12 at 100.00	BBB	10,676,800
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	6,409,680

	South Carolina - 9.7% (6.3% of Total Investments)
14,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A-	14,712,600
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-***	17,867,857
	5.875%, 12/01/17 (Pre-refunded to 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	2,625,475
	5/01/25 - AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	1/06 at 100.00	AAA	7,272,744
	1/01/23 - MBIA Insured

6,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	6,367,860
	Health System Inc., Series 2002A, 5.625%, 11/15/30

	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,500	6.875%, 8/01/27	8/13 at 100.00	BBB+	1,722,045
5,000	6.375%, 8/01/34	8/13 at 100.00	BBB+	5,547,800

5,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	5,331,400
	Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 0.3% (0.2% of Total Investments)

1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,	3/10 at 101.00	AAA	1,648,935
	3/01/19 (Alternative Minimum Tax)- AMBAC Insured

	Texas - 12.7% (8.2% of Total Investments)

4,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 - MBIA	11/13 at 100.00	AAA	4,354,160
	Insured

2,290	Austin, Texas, Revenue Bonds, Town Lake Park Community Events Center, Series 1999, 6.000%,	11/09 at 100.00	AAA	2,545,724
	11/15/25 (Pre-refunded to 11/15/09) - FGIC Insured

5,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, Texas Utilities Electric	5/08 at 102.00	AAA	5,384,400
	Company, Series 1998A, 5.550%, 5/01/33 (Alternative Minimum Tax) (Pre-refunded to 5/01/08) - AMBAC
	Insured (a)

5,000	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Electric Company,	4/08 at 102.00	AAA	5,377,550
	Series 1995C, 5.550%, 6/01/30 (Alternative Minimum Tax) (Pre-refunded to 4/01/08) - MBIA Insured (a)

5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/13 at 101.00	Baa2	6,067,563
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (a)

10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/12 at 101.00	A-	10,900,800
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Alternative Minimum Tax)
	(Mandatory put 5/15/17)

3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19 (Pre-refunded to	2/12 at 100.00	AA***	3,755,398
	2/15/12)

5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero Refining	6/08 at 102.00	BBB-	5,077,800
	and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,951,452
	11/15/30 - MBIA Insured

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial
	Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	1,035,790
1,000	5.000%, 12/01/21	12/14 at 100.00	A	1,032,020
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,597,625

10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	4,217,070
	Project, Series 2001B, 0.000%, 9/01/25 - AMBAC Insured

4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -	5/14 at 100.00	AAA	4,322,720
	FGIC Insured

6,185	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	6,519,918
	Refunding Bonds, Series 2001, 5.250%, 8/15/26

1,760	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.750%, 3/15/16 (Pre-refunded to	3/09 at 100.00	AAA	1,917,467
	3/15/09) - FGIC Insured

2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,141,660
	Series 2001A, 5.250%, 2/15/22

3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,099,877
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	4,061,343
	5.200%, 12/01/21 (Alternative Minimum Tax)
6,945	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building and	2/11 at 44.73	AAA	2,444,362
	Refunding Bonds, Series 2001, 0.000%, 2/15/25

	Utah - 0.1% (0.1% of Total Investments)
180	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1994B, 6.450%, 7/01/14	1/06 at 101.00	AAA	180,617
240	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	7/07 at 101.50	Aaa	242,081
	(Alternative Minimum Tax)
390	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/09 at 101.50	Aaa	393,459
	(Alternative Minimum Tax)

	Virginia - 0.5% (0.3% of Total Investments)
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2004A,	10/14 at 100.00	AAA	3,184,470
	5.000%, 10/01/21 - MBIA Insured

	Washington - 9.4% (6.1% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	15,903,000
	Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured
7,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	8,423,850
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	5,535,150
	5.500%, 7/01/16
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	11,189,405
	5.500%, 12/01/16 - FGIC Insured
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 - FGIC Insured	9/12 at 100.00	AAA	7,479,714
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	Aaa	3,113,759
	5.375%, 12/01/19 - MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AAA	2,680,125
	12/01/22 - MBIA Insured
4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	1/09 at 100.00	Aa1	5,137,791

	West Virginia - 2.5% (1.6% of Total Investments)
7,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, Potomac Edison	11/05 at 100.00	AAA	7,018,270
	Company - Harrison Station, Series 1993B, 6.250%, 5/01/23 (Alternative Minimum Tax) - AMBAC
	Insured
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,121,650
	2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company Pleasants	4/09 at 101.00	AAA	1,060,930
	Station Project, Series 1999E, 5.500%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C, 5.000%,	10/14 at 100.00	AAA	2,505,367
	10/01/24 - FGIC Insured

	Wisconsin - 1.4% (0.9% of Total Investments)
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/07 at 102.00	AAA	3,389,025
	1997, 5.625%, 2/15/17 - MBIA Insured
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	4,124,240
	Series 1999A, 5.600%, 2/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	1,066,070
	2004, 5.750%, 5/01/24
1,039,101	Total Long-Term Investments (cost $919,820,029) - 154.2%			979,454,207

	Short-Term Investments - 0.2% (0.1% of Total Investments)
1,400	California Pollution Control Financing Authority, Revenue Refunding Bonds, Pacific Gas and Electric		A-1+	1,400,000
	Company, Variable Rate Demand Obligations, Series 1996C, 2.280%, 11/01/26 †

$1,400	Total Short-Term Investments (cost $1,400,000)			1,400,000

	Total Investments (cost $921,220,029) - 154.4%			980,854,207

	Other Assets Less Liabilities - 0.2%			1,588,869

	Preferred Shares, at Liquidation Value - (54.6)%			(347,000,000)

	Net Assets Applicable to Common Shares - 100%			$635,443,076

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $920,856,312.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$60,215,883
Depreciation	(217,988)

Net unrealized appreciation of investments	$59,997,895

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.